united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 6/30/21

Item 1. Reports to Stockholders.

Dynamic International Opportunity Fund

Dynamic U.S. Opportunity Fund

Semi-Annual Report

June 30, 2021

www.innealtacapital.com

1 (855) USE-ETFS

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dynamic Semi-Annual Shareholder Letter

Market Review

During the first half of 2021, financial markets continue to respond positively to the improving COVID-19 situations. Starting in early 2021, many developed market countries, particularly the United States, began large-scale vaccination programs. While public health efforts helped to slow the COVID-19 impact, macroeconomic sentiment improved. Specifically, equity market estimated earnings and macroeconomic growth expectations increased dramatically during the first half of 2021. While the growth sentiment improved, other risks, such as inflation and valuations, also increased. In this piece, we review the changes in COVID-19, macroeconomic growth, inflation, and valuations during the first half of 2021.

A Brief Recap

Improving COVID-19 situation

Starting in 2021, global governments began distributing COVID-19 vaccinations, which coincided with a sharp decline in hospitalizations. This does not imply that vaccinations were the sole driver of the hospitalization reduction as changes in social distancing policies, mask policies, and seasonal factors could have also influenced behaviors. Yet, in our opinion, it has been the most impactful weapon in the fight of COVID-19, and can lead to a permanent, positive outlook.

Figure 1. COVID-19 Vaccinations and Hospitalizations

Source: Innealta Capital and John Hopkins

Increasing macroeconomic growth

As COVID-19 fears subsided, the return to normal life helped drive higher macroeconomic growth expectations. For example, during the depths of the COVID-19 crisis, the JP Morgan Global

Manufacturing survey hit a local low of 39.6 in April 2020. Since then, the same survey increased to over 56, a value not seen in over a decade. Innealta Capital believes that strong macroeconomic growth is a primary driver of equity market returns, and as such, the firm increased equity risk when macroeconomic growth expectations started to increase. As of June 2021, Innealta Capital believes that macroeconomic growth will remain strong for the remainder of 2021.

Figure 2. Global Manufacturing Growth Sentiment

Source: Innealta Capital. Time frame 01/31/1998 to 06/30/21. Frequency monthly. Global Manufacturing Growth Sentiment refers to the JP Morgan Global Purchasing Managers Index. A value above 50 suggests survey respondents expect growth, while a value below 50 suggests survey respondents expect a contraction.

Inflation Fears

Over the past year, trillions of global monetary and fiscal stimulus and reducing global inventories helped to push inflation to its highest level in over twenty years. While some inflation was expected after experiencing the disinflation associated with COVID-19, financial markets are grappling with whether inflation will be transitory or permanent. The argument for transitory is that the travel/leisure subcomponents of consumer prices indices are experiencing dramatic price increases as the population returns to pre-COVID 19 behaviors. The argument for a permanent inflation increase is that a large pool of money chasing the same amount of goods and services is likely to increase prices. In the U.S., the Innealta Capital investment team believes that the inflation rate will be between 2.5% and 3.0% over the next few years. Combined with historically low fixed income yields, the investment team expects low or negative fixed income returns and that equity markets are likely to outperform fixed income markets.

Figure 3. Rising Inflation – U.S. Consumer Price Index Change (%, YoY)

Source: Innealta Capital. Time frame 01/31/1998 to 06/30/2021. Frequency monthly.

Expensive Valuations

During the first half of 2021, cross-asset valuations changes were mixed. On a relative basis, valuations would suggest that equity markets remain attractive while fixed income markets screen expensive. Within equities, Developed Markets ex-U.S. equities and Emerging Market equities screen more attractive solely based on their respective valuations. Across fixed income, the term structure of interest rates steepened, resulting in higher yields for longer-dated markets, such as ten-year and thirty-year U.S. Treasuries. Yet, despite the moves, U.S. Treasury yields are low relative to their respective history regardless of maturity. Credit markets, such as U.S. high yield and dollar-denominated U.S. debt, performed well during the first half of 2021, resulting in yields that are low relative to their respective history. Moving forward, the Innealta Capital investment team is more optimistic on equity markets than fixed income markets. Within equity markets, we are more optimistic on international equities than U.S. equities.

Figure 4. Cross Market Valuations

Source: Innealta Capital. Time frame 03/31/2006 to 06/30/2021. Frequency daily. Dark blue bars represent a transformation of the 10th to 90th percentile into respective Valuation Yield or Yield to Worst value. Current refers to the value as of 06/30/2021. “12 Months Ago” refers to the value as of 06/30/2020. Valuation Yield refers to the trailing twelve-month cash flow divided by the price. Please see the References section for category descriptions.

Dynamic International Opportunity Fund

Holdings Review

On December 31st, 2020, the start of the fiscal period, the Dynamic International Opportunity fund (“the Int’l Fund”) held a defensive position relative to its benchmark, the MSCI All Country World ex-U.S. Index (“ACWX”). Specifically, the Int’l Fund held a combined 29.5% in fixed income allocations and 70.5% in equity allocations. Although macroeconomic and behavioral data had improved during the second half of 2020, elevated equity market valuations and slow COVID-19 vaccination efforts were a concern.

On March 31st, 2021, the Int’l fund had increased its defensive positioning relative to the ACWX. Specifically, the fund held a 36.9% fixed income position and a 73.1% equity position. Across the fund’s equity allocations, the fund’s top country exposures were in China, Brazil, and Switzerland.

On June 30th, 2021, the Int’l fund had decreased its defensive position relative to the ACWX. Specifically, the fund held a 23.2% fixed income position and a 76.8% equity position. Across the fund’s equity allocations, the fund’s top country exposures were in Brazil, China, and Switzerland. Across the fund’s fixed-income allocations, the fund preferred to use cash and cash equivalents to minimize credit and duration risk.

Performance Review

During the first quarter of 2021, ending on March 31st, 2021, the Dynamic International Opportunity Fund Class I shares (“ICCIX”) returned +0.68%, while its primary benchmark, the MSCI All Country World ex-U.S. Index (“ACWX”) returned +3.49%. The primary contributor to the underperformance of ICCIX vs. the ACWX was the overweight position in fixed income.

During the second quarter of 2021, ending on June 30th, 2021, ICCIX returned +4.38%, while the ACWX returned 5.48%. Like performance during the first quarter of 2021, the overweight allocation to fixed income was a drag on relative performance; however, the fixed income allocation positively contributed to the fund’s performance.

Dynamic U.S. Opportunity Fund

Holdings Review

On December 31st, 2020, the start of the fiscal period, the Dynamic U.S. Opportunity Fund (“the U.S. fund”) held a defensive position relative to its benchmark, the S&P 500 Total Return Index (“SPX”). Specifically, the U.S. fund held a combined 19.8% in fixed income securities and an 80.2% allocation to equity securities. Across the Innealta Capital investment team’s investment framework, macroeconomic and behavioral data had improved during the second half of 2020; however, elevated equity market valuations remained a risk.

On March 31st, 2021, the U.S. fund remained defensive relative to the SPX. The U.S. fund closed the quarter with combined allocations of 19.3% and 80.7% to fixed income and equities, respectively. Across the fund’s equity allocations, the fund held overweight positions in the Financials, Materials, and Industrials sectors.

On June 30th, 2021, the U.S. fund remained defensive relative to the SPX. The U.S. fund closed the quarter with combined allocations of 16% and 84% to fixed income and equities, respectively. Across the fund’s equity allocations, the fund held overweight positions in the Financials, Energy, and Materials sectors.

Performance Review

During the first quarter of 2021, ending on March 31st, 2021, the Dynamic U.S. Opportunity Fund Class I shares (“ICSIX”) returned +3.72%, while its primary benchmark, the S&P 500 (“SPX”), returned 6.17%. The underperformance of the fund relative to the SPX can be attributed to the overweight of fixed income. The top contributors to the fund’s performance were allocations to the Financials and Technology sector.

During the second quarter of 2021, ending on June 30th, 2021, ICSIX returned +6.89% while the SPX returned +8.55%. Like the first quarter of 2021, the fund’s underperformance relative to the SPX can be attributed to the overweight of fixed income. The top contributors to the fund’s performance were allocations to the Financials and Technology sector.

References

US Eqy refers to the performance of the Russell 3000 Total Return Index.

US HY Debt refers to the performance of the Bloomberg Barclays US Corporate High Yield Index.

DM ex US Eqy refers to the performance of the MSCI World ex U.S. Net Total Return Index

EM Equities refers to the performance of the MSCI Emerging Market Net Total Return Index.

EM USD DEBT refers to the Bloomberg Barclays Emerging Markets Hard Currency Aggregate Index

UST 2YR refers to the performance of the Bloomberg Barclays US Treasury Bellwethers 2 Year Total Return Index

UST 5YR refers to the performance of the Bloomberg Barclays US Treasury Bellwethers 5 Year Total Return Index

UST 10YR refers to the performance of the Bloomberg Barclays US Treasury Bellwethers 10 Year Total Return Index

UST 30YR refers to the performance of the Bloomberg Barclays US Treasury Bellwethers 30 Year Total Return Index

825-INN-08/02/2021
9139-NLD-7/30/2021

DYNAMIC INTERNATIONAL OPPORTUNITY FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2021

The Fund’s performance figures* for the periods ended June 30, 2021, compared to its benchmark:

			Annualized
				Since Inception
	Six Months	One Year	Five Year	(12/30/11)
Dynamic International Opportunity Fund - Class I	5.09%	19.68%	9.58%	5.55%
Dynamic International Opportunity Fund - Class N	5.01%	19.43%	9.32%	5.28%
MSCI All Country World Index ex USA Net (USD)**	9.16%	35.72%	11.08%	7.82%
Bloomberg Barclays Global Aggregate Bond Index ***	-3.21%	2.63%	2.34%	2.03%
Blended Benchmark Index 70/30 ****	5.33%	25.06%	8.59%	6.24%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.83% for Class I shares and 2.08% for Class N shares per the May 1, 2021, prospectus. After fee waivers, the Fund’s total annual operating expenses are 1.69% for Class I shares and 1.94% for Class N shares. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS). Performance for periods prior to March 27, 2018, reflect the performance of the Fund’s prior investment advisor, AFAM Capital, Inc. (“AFAM”), and specifically the Innealta Capital division of AFAM (the “Innealta Division”). On March 27, 2018, shareholders approved the new investment advisory agreement with the Fund’s current advisor Innealta Capital, LLC, which was formed through a reorganization of the Innealta Division.

**	The MSCI All Country World Index ex USA Net (USD) is a free float-adjusted market capitalization index maintained by Morgan Stanley Capital International (MSCI) and designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI All Country World Index Ex-U.S. consists of 45 country indices comprising 24 developed and 21 emerging market country indices. Investors cannot invest directly in an index.

***	Bloomberg Barclays Global Aggregate Bond Index is a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers. Investors cannot invest directly in an index.

****	The Blended Benchmark Index 70/30 represents a blend of 70% MSCI All Country World Index ex USA Net (USD) and 30% Bloomberg Barclays Global Aggregate Bond Index. Investors cannot invest directly in an index.

Holdings By Asset Class as of June 30, 2021	% of Net Assets
Exchange Traded Funds - Equity Funds	77.2%
Short-Term Investments	49.2%
Liabilities in Excess of Other Assets	(26.4)%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

DYNAMIC U.S. OPPORTUNITY FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2021

The Fund’s performance figures* for the periods ended June 30, 2021, compared to its benchmark:

			Annualized
				Since Inception
	Six Months	One Year	Five Year	(12/30/11)
Dynamic U.S. Opportunity Fund - Class I	10.87%	26.69%	13.06%	8.12%
Dynamic U.S. Opportunity Fund - Class N	10.77%	26.38%	12.78%	7.85%
S&P 500 Total Return Index**	15.25%	40.79%	17.65%	16.13%
Bloomberg Barclays U.S. Aggregate Bond Index ***	-1.60%	-0.33%	3.03%	3.05%
Blended Benchmark Index 70/30 ****	9.99%	27.29%	13.35%	12.27%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.58% for Class I shares and 1.83% for Class N shares per the May 1, 2021, prospectus. After fee waivers, the Fund’s total annual operating expenses are 1.40% for Class I shares and 1.65% for Class N shares. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS). Performance for periods prior to March 27, 2018, reflect the performance of the Fund’s prior investment advisor, AFAM Capital, Inc. (“AFAM”), and specifically the Innealta Capital division of AFAM (the “Innealta Division”). On March 27, 2018, shareholders approved the new investment advisory agreement with the Fund’s current advisor Innealta Capital, LLC, which was formed through a reorganization of the Innealta Division.

**	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

***	The Bloomberg Barclays US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). Investors cannot invest directly in an index.

****	The Blended Benchmark Index 70/30 represents a blend of 70% S&P 500 Total Return Index and 30% Bloomberg Barclays U.S. Aggregate Bond Index. Investors cannot invest directly in an index.

Holdings By Asset Class as of June 30, 2021	% of Net Assets
Exchange Traded Funds - Equity Funds	84.4%
Exchange Traded Funds - Fixed Income Funds	12.1%
Short-Term Investments	12.9%
Liabilities in Excess of Other Assets	(9.4)%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

DYNAMIC INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 77.2%
	EQUITY - 77.2%
55,200	Franklin FTSE Australia ETF(a)	$1,685,273
100,730	Franklin FTSE Brazil ETF	2,549,879
62,100	Franklin FTSE Canada ETF(a)	2,056,007
154,500	Franklin FTSE Japan ETF	4,590,041
64,970	Franklin FTSE South Korea ETF(b)	2,163,319
160,500	Franklin FTSE Switzerland ETF(a)	5,347,491
68,020	Franklin FTSE Taiwan ETF(a)	3,043,725
237,020	iShares China Large-Cap ETF(b)	10,981,136
64,188	iShares MSCI Australia ETF(b)	1,667,604
221,200	iShares MSCI Brazil ETF(b)	8,967,448
55,000	iShares MSCI Canada ETF	2,049,850
25,937	iShares MSCI Chile ETF	751,654
189,012	iShares MSCI Germany ETF(b)	6,539,815
137,602	iShares MSCI Hong Kong ETF(b)	3,676,725
120,127	iShares MSCI India ETF	5,315,620
37,820	iShares MSCI Italy ETF	1,224,990
67,049	iShares MSCI Japan ETF(b)	4,528,489
76,646	iShares MSCI Mexico ETF	3,678,242
7,400	iShares MSCI Netherlands ETF	358,530
56,783	iShares MSCI New Zealand ETF(b)	3,445,592
23,054	iShares MSCI South Korea ETF	2,148,172
29,881	iShares MSCI Sweden ETF	1,386,478
110,830	iShares MSCI Switzerland ETF	5,389,663
66,966	iShares MSCI Taiwan ETF	4,282,476
37,121	SPDR S&P Emerging Markets SmallCap ETF	2,276,260
153,522	VanEck Vectors Russia ETF	4,449,068
		94,553,547

	TOTAL EXCHANGE-TRADED FUNDS (Cost $72,388,357)	94,553,547

See accompanying notes to financial statements.

DYNAMIC INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 49.2%
	COLLATERAL FOR SECURITIES LOANED - 14.3%
17,535,023	Morgan Stanley Institutional Liquidity - Treasury Portfolio, Institutional Class, 0.01% (Cost $17,535,023)(c,d)	$17,535,023

	MONEY MARKET FUNDS - 34.9%
42,779,271	BlackRock Liquidity Funds T-Fund, Institutional Class, 0.01% (Cost $42,779,271)(c)	42,779,271

	TOTAL SHORT-TERM INVESTMENTS (Cost $60,314,294)	60,314,294

	TOTAL INVESTMENTS - 126.4% (Cost $132,702,651)	$154,867,841
	LIABILITIES IN EXCESS OF OTHER ASSETS - (26.4)%	(32,369,617)
	NET ASSETS - 100.0%	$122,498,224

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Affiliated Company – Dynamic International Opportunity Fund holds in excess of 5% of outstanding voting securities of this Exchange-Traded Fund.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2021 was $16,895,594.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2021.

(d)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2021 is $17,535,023.

See accompanying notes to financial statements.

DYNAMIC U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 96.5%
	EQUITY - 84.4%
52,243	Avantis U.S. Small Cap Value ETF(a)	$3,970,468
127,551	Communication Services Select Sector SPDR Fund	10,327,804
28,960	Consumer Discretionary Select Sector SPDR Fund	5,170,808
88,692	Energy Select Sector SPDR Fund	4,777,838
433,275	Financial Select Sector SPDR Fund	15,896,860
31,499	Health Care Select Sector SPDR Fund(a)	3,967,299
65,325	Industrial Select Sector SPDR Fund(a)	6,689,280
26,363	iShares Russell 1000 Value ETF	4,181,699
107,956	Materials Select Sector SPDR Fund	8,885,858
93,032	Technology Select Sector SPDR Fund	13,737,105
13,473	VanEck Vectors Semiconductor ETF	3,533,160
32,328	Vanguard Real Estate ETF	3,290,667
		84,428,846
	FIXED INCOME - 12.1%
26,968	iShares 20+ Year Treasury Bond ETF	3,892,831
21,785	iShares 7-10 Year Treasury Bond ETF	2,515,950
41,723	iShares TIPS Bond ETF	5,340,961
4,200	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	384,174
		12,133,916
	TOTAL EXCHANGE-TRADED FUNDS (Cost $78,402,900)	96,562,762

	SHORT-TERM INVESTMENTS — 12.9%
	COLLATERAL FOR SECURITIES LOANED - 9.1%
9,051,004	Morgan Stanley Institutional Liquidity – Treasury Portfolio, to yield 0.01% (Cost $9,051,004)(b,c)	9,051,004

	MONEY MARKET FUNDS - 3.8%
3,809,768	BlackRock Liquidity Funds T-Fund, Institutional Class, 0.01% (Cost $3,809,768)(b)	3,809,768

	TOTAL SHORT-TERM INVESTMENTS (Cost $12,860,772)	12,860,772

See accompanying notes to financial statements.

DYNAMIC U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Fair Value

TOTAL INVESTMENTS - 109.4% (Cost $91,263,672)	$109,423,534
LIABILITIES IN EXCESS OF OTHER ASSETS - (9.4)%	(9,424,956)
NET ASSETS - 100.0%	$99,998,578

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2021 was $8,889,720.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2021.

(c)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2021 is $9,051,004.

See accompanying notes to financial statements.

The Dynamic Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2021

	Dynamic
	International	Dynamic U.S.
	Opportunity Fund	Opportunity Fund
ASSETS
Investments in unaffiliated securities, at cost	$121,711,987	$91,263,672
Investments in affiliated securities, at cost	10,990,664	—
Total Securities, at cost	$132,702,651	$91,263,672
Investments in unaffiliated securities, at fair value	$142,735,345	$109,423,534
Investments in affiliated securities, at fair value	12,132,496	—
Total Securities, at value	$154,867,841	$109,423,534
Cash *	—	4,900
Receivable for investments sold	38,327	—
Receivable for Fund shares sold	159,523	104,264
Receivable for securities lending income	6,020	2,974
Interest receivable	179	10
Prepaid expenses and other assets	24,782	21,012
TOTAL ASSETS	155,096,672	109,556,694

LIABILITIES
Collateral on securities loaned (see note 4)	17,535,023	9,055,904
Payable for investments purchased	14,312,637	—
Payable for Fund shares redeemed	66,484	412
Investment advisory fees payable	622,611	427,540
Audit fees payable	20,739	20,742
Distribution (12b-1) fees payable	4,045	4,363
Payable to related parties	27,600	34,223
Accrued expenses and other liabilities	9,309	14,932
TOTAL LIABILITIES	32,598,448	9,558,116
NET ASSETS	$122,498,224	$99,998,578

Net Assets Consist Of:
Paid in capital	$107,240,752	$80,643,978
Accumulated earnings	15,257,472	19,354,600
NET ASSETS	$122,498,224	$99,998,578

Net Asset Value Per Share:
Class I Shares:
Net Assets	$112,403,764	$88,908,899
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	8,126,738	5,851,318
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$13.83	$15.19

Class N Shares:
Net Assets	$10,094,460	$11,089,679
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	729,506	728,775
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$13.84	$15.22

*	Collateral for securities on loan.

See accompanying notes to financial statements.

The Dynamic Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2021

	Dynamic International	Dynamic U.S.
	Opportunity Fund	Opportunity Fund
INVESTMENT INCOME
Dividends	$636,302	$627,334
Income from affiliates	153,753	—
Interest	3,683	419
Securities Lending - Net of fees	74,485	9,786
TOTAL INVESTMENT INCOME	868,223	637,539

EXPENSES
Investment advisory fees	592,022	460,581
Distribution (12b-1) fees:
Class N	12,074	13,190
Administration fees	36,810	36,296
Fund accounting fees	25,189	22,974
Transfer agent fees	23,265	29,369
Third party administrative services fees	43,070	29,838
Registration fees	9,558	15,051
Legal fees	10,511	11,787
Trustees’ fees	13,884	17,731
Shareholder reporting expense	3,642	7,129
Audit fees	6,539	6,541
Compliance officer fees	8,578	7,483
Insurance expense	2,371	2,227
Custody fees	7,350	4,730
Other expenses	3,132	2,941
TOTAL EXPENSES	797,995	667,868

Less: Fees waived by the Adviser	(51,390)	(83,010)

NET EXPENSES	746,605	584,858
NET INVESTMENT INCOME	121,618	52,681

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investment transactions	5,042,916	1,661,031

Net change in unrealized appreciation/(depreciation) on:
Unaffiliated investments	(447,268)	7,773,641
Affiliated investments	1,141,832	—
	694,564	7,773,641

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	5,737,480	9,434,672

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,859,098	$9,487,353

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	June 30, 2021	December 31,
	(Unaudited)	2020
FROM OPERATIONS
Net investment income	$121,618	$731,660
Net realized gain from investment transactions	5,042,916	1,547,722
Net change in unrealized appreciation of investments	694,564	18,668,022
Net increase in net assets resulting from operations	5,859,098	20,947,404

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class I	—	(686,695)
Class N	—	(44,965)
From return of capital:
Class I	—	(123,678)
Class N	—	(8,099)
Total distributions paid	—	(863,437)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	17,506,300	32,895,326
Class N	1,927,178	3,261,043
Net asset value of shares issued in reinvestment of distributions
Class I	—	726,487
Class N	—	43,594
Payments for shares redeemed
Class I	(12,677,184)	(35,490,556)
Class N	(1,099,767)	(3,029,933)
Net increase/(decrease) in net assets from shares of beneficial interest	5,656,527	(1,594,039)

TOTAL INCREASE IN NET ASSETS	11,515,625	18,489,928

NET ASSETS
Beginning of Period	110,982,599	92,492,671
End of Period	$122,498,224	$110,982,599

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months Ended	For the Year Ended
	June 30, 2021	December 31,
	(Unaudited)	2020
SHARE ACTIVITY - CLASS I
Shares sold	1,297,378	2,840,840
Shares reinvested	—	56,056
Shares redeemed	(937,089)	(3,320,431)
Net increase/(decrease) in shares of beneficial interest outstanding	360,289	(423,535)

SHARE ACTIVITY - CLASS N
Shares sold	143,298	273,252
Shares reinvested	—	3,359
Shares redeemed	(80,810)	(284,099)
Net increase/(decrease) in shares of beneficial interest outstanding	62,488	(7,488)

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	June 30, 2021	December 31,
	(Unaudited)	2020
FROM OPERATIONS
Net investment income	$52,681	$222,613
Net realized gain from investment transactions	1,661,031	4,669,242
Net change in unrealized appreciation of investments	7,773,641	6,028,842
Net increase in net assets resulting from operations	9,487,353	10,920,697

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income and net realized gains:
Class I	—	(4,077,158)
Class N	—	(510,869)
Total distributions paid	—	(4,588,027)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	14,810,237	39,801,153
Class N	1,763,485	3,060,439
Net asset value of shares issued in reinvestment of distributions
Class I	—	3,099,022
Class N	—	418,298
Payments for shares redeemed
Class I	(8,590,797)	(18,744,450)
Class N	(1,376,348)	(2,029,729)
Net increase/(decrease) in net assets from shares of beneficial interest	6,606,577	25,604,733

TOTAL INCREASE IN NET ASSETS	16,093,930	31,937,403

NET ASSETS
Beginning of Period	83,904,648	51,967,245
End of Period	$99,998,578	$83,904,648

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months Ended	For the Year Ended
	June 30, 2021	December 31,
	(Unaudited)	2020

SHARE ACTIVITY - CLASS I
Shares sold	1,028,557	3,080,911
Shares reinvested	—	228,710
Shares redeemed	(596,685)	(1,555,294)
Net increase in shares of beneficial interest outstanding	431,872	1,754,327

SHARE ACTIVITY - CLASS N
Shares sold	123,304	240,766
Shares reinvested	—	30,780
Shares redeemed	(94,156)	(159,628)
Net increase in shares of beneficial interest outstanding	29,148	111,918

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	Six Months Ended		Year Ended	Period* Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021		December 31,	December 31,		November 30,	November 30,	November 30,	November 30,
	(Unaudited)		2020	2019		2019	2018	2017	2016
Net asset value, beginning of year/period	$13.16		$10.43	$10.41		$10.47	$11.58	$9.66	$9.24
Activity from investment operations:
Net investment income (1)	0.01		0.09	0.10		0.20	0.18	0.11	0.15
Net realized and unrealized gain/(loss) on investments	0.66		2.75	0.10		(0.06)	(1.10)	1.90	0.46
Total from investment operations	0.67		2.84	0.20		0.14	(0.92)	2.01	0.61
Less distributions from:
Net investment income	—		(0.09)	(0.17)		(0.20)	(0.19)	(0.09)	(0.16)
Return of capital	—		(0.02)	(0.01)		—	—	—	(0.03)
Total distributions	—		(0.11)	(0.18)		(0.20)	(0.19)	(0.09)	(0.19)
Paid in capital from redemption fees	—		—	—		0.00 (6)	0.00 (6)	0.00 (6)	0.00 (6)
Net asset value, end of year/period	$13.83		$13.16	$10.43		$10.41	$10.47	$11.58	$9.66
Total return (2)	5.09	% (8)	27.20%	1.91	% (8)	1.39%	(8.12)%	20.99%	6.67%
Net assets, at end of year/period (000s)	$112,404		$102,191	$85,441		$84,257	$96,139	$93,113	$36,253
Ratio of gross expenses to average net assets (3)(4)	1.33	% (7)	1.38%	1.45	% (7)	1.41%	1.35%	1.43%	1.94%
Ratio of net expenses to average net assets (4)	1.24	% (7)	1.24%	1.24	% (7)	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets (4)(5)	0.22	% (7)	0.82%	11.59	% (7)	1.93%	1.57%	0.97%	1.62%
Portfolio turnover rate	30	% (8)	180%	0	% (8)	79%	189%	51%	120%

*	For the period December 1, 2019 to December 31, 2019. Effective December 31, 2019, the Fund changed its fiscal year end. See Note 1.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class N
	Six Months Ended		Year Ended	Period* Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021		December 31,	December 31,		November 30,	November 30,	November 30,	November 30,
	(Unaudited)		2020	2019		2019	2018	2017	2016
Net asset value, beginning of year/period	$13.18		$10.46	$10.40		$10.45	$11.56	$9.64	$9.24
Activity from investment operations:
Net investment income (1)	0.00	(6)	0.07	0.10		0.18	0.17	0.07	0.15
Net realized and unrealized gain/(loss) on investments	0.66		2.73	0.10		(0.07)	(1.11)	1.92	0.42
Total from investment operations	0.66		2.80	0.20		0.11	(0.94)	1.99	0.57
Less distributions from:
Net investment income	—		(0.06)	(0.13)		(0.16)	(0.17)	(0.07)	(0.14)
Return of capital	—		(0.02)	(0.01)		—	—	—	(0.03)
Total distributions	—		(0.08)	(0.14)		(0.16)	(0.17)	(0.07)	(0.17)
Paid in capital from redemption fees	—		—	—		0.00 (6)	0.00 (6)	0.00 (6)	0.00 (6)
Net asset value, end of year/period	$13.84		$13.18	$10.46		$10.40	$10.45	$11.56	$9.64
Total return (2)	5.01	% (8)	26.78%	1.95	% (8)	1.09%	(8.29)%	20.73%	6.31%
Net assets, at end of year/period (000s)	$10,094		$8,791	$7,052		$7,822	$13,907	$22,580	$7,734
Ratio of gross expenses to average net assets (3)(4)	1.58	% (7)	1.63%	1.70	% (7)	1.68%	1.60%	1.68%	2.19%
Ratio of net expenses to average net assets (4)	1.49	% (7)	1.49%	1.49	% (7)	1.49%	1.49%	1.49%	1.49%
Ratio of net investment income to average net assets (4)(5)	0.02	% (7)	0.60%	10.88	% (7)	1.83%	1.54%	0.66%	1.54%
Portfolio turnover rate	30	% (8)	180%	0	% (8)	79%	189%	51%	120%

*	For the period December 1, 2019 to December 31, 2019. Effective December 31, 2019, the Fund changed its fiscal year end. See Note 1.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	Six Months Ended		Year Ended		Period* Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021		December 31,		December 31,		November 30,	November 30,	November 30,	November 30,
	(Unaudited)		2020		2019		2019	2018	2017	2016
Net asset value, beginning of year/period	$13.71		$12.21		$12.04		$12.31	$12.58	$10.85	$9.65
Activity from investment operations:
Net investment income (1)	0.01		0.05		0.07		0.13	0.08	0.05	0.30
Net realized and unrealized gain/(loss) on investments	1.47		2.24		0.16		0.83	(0.04)	1.73	1.15
Total from investment operations	1.48		2.29		0.23		0.96	0.04	1.78	1.45
Less distributions from:
Net investment income	—		(0.11)		(0.06)		(0.09)	(0.07)	(0.06)	(0.25)
Net realized gains	—		(0.68)		—		(1.14)	(0.24)	—	—
Total distributions	—		(0.79)		(0.06)		(1.23)	(0.31)	(0.06)	(0.25)
Paid in capital from redemption fees	—		—		—		0.00 (6)	0.00 (6)	0.01	0.00 (6)
Net asset value, end of year/period	$15.19		$13.71		$12.21		$12.04	$12.31	$12.58	$10.85
Total return (2)	10.80	% (8,9)	18.86	% (9)	1.91	% (8)(9)	10.33%	0.30%	16.56%	15.19%
Net assets, at end of year/period (000s)	$88,909		$74,289		$44,768		$44,097	$54,938	$51,262	$19,345
Ratio of gross expenses to average net assets (3)(4)	1.42	% (7)	1.42%		1.40	% (7)	1.42%	1.51%	1.56%	2.31%
Ratio of net expenses to average net assets (4)	1.24	% (7)	1.24%		1.24	% (7)	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets (4)(5)	0.14	% (7)	0.40%		6.50	% (7)	1.13%	0.65%	0.41%	2.94%
Portfolio turnover rate	44	% (8)	306%		13	% (8)	223%	352%	220%	298%

*	For the period December 1, 2019 to December 31, 2019. Effective December 31, 2019, the Fund changed its fiscal year end. See Note 1.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class N
	Six Months Ended		Year Ended		Period* Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021		December 31,		December 31,		November 30,	November 30,	November 30,	November 30,
	(Unaudited)		2020		2019		2019	2018	2017	2016
Net asset value, beginning of year/period	$13.74		$12.25		$12.05		$12.30	$12.58	$10.85	$9.65
Activity from investment operations:
Net investment income (1)	(0.01)		0.01		0.06		0.10	0.06	0.02	0.13
Net realized and unrealized gain/(loss) on investments	1.49		2.25		0.17		0.84	(0.06)	1.74	1.29
Total from investment operations	1.48		2.26		0.23		0.94	—	1.76	1.42
Less distributions from:
Net investment income	—		(0.09)		(0.03)		(0.05)	(0.04)	(0.04)	(0.22)
Net realized gains	—		(0.68)		—		(1.14)	(0.24)	—	—
Total distributions	—		(0.77)		(0.03)		(1.19)	(0.28)	(0.04)	(0.22)
Paid in capital from redemption fees	—		—		—		0.00 (6)	0.00 (6)	0.01	0.00 (6)
Net asset value, end of year/period	$15.22		$13.74		$12.25		$12.05	$12.30	$12.58	$10.85
Total return (2)	10.77	% (8,9)	18.46	% (9)	1.88	% (8)	10.10%	0.04%	16.31%	14.90%
Net assets, at end of year/period (000s)	$11,090		$9,616		$7,200		$7,186	$10,098	$16,892	$6,448
Ratio of gross expenses to average net assets (3)(4)	1.67	% (7)	1.67%		1.65	% (7)	1.70%	1.78%	1.82%	2.56%
Ratio of net expenses to average net assets (4)	1.49	% (7)	1.49%		1.49	% (7)	1.49%	1.49%	1.49%	1.49%
Ratio of net investment income to average net assets (4)(5)	-0.11	% (7)	0.11%		6.24	% (7)	0.90%	0.44%	0.19%	1.31%
Portfolio turnover rate	44	% (8)	306%		13	% (8)	223%	352%	220%	298%

*	For the period December 1, 2019 to December 31, 2019. Effective December 31, 2019, the Fund changed its fiscal year end. See Note 1.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

See accompanying notes to financial statements.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2021

1.	ORGANIZATION

The Dynamic International Opportunity Fund (“DIOF”) and Dynamic U.S. Opportunity Fund (“DUOF”), (each a “Fund” and collectively the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Funds commenced operations on December 30, 2011. The Funds seek long term capital appreciation.

The Funds currently offer Class I shares and Class N shares. Class I and Class N shares are offered at net asset value without an initial sales charge. Class N shares are subject to a 0.25% Rule 12b-1 distribution and shareholder servicing fee. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in any applicable sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its shareholder service and/or distribution plans.

Effective December 31, 2019, the Funds changed their fiscal year-end from November 30 to December 31 for operational efficiencies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2021

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-ended funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which may be different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security -specific fair value. The Board has also engaged a third party valuation firm to attend meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, this fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2021

independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2021

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2021 for each Fund’s assets measured at fair value:

Dynamic International Opportunity Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$94,553,547	$—	$—	$94,553,547
Short-Term Investments	60,314,294	—	—	60,314,294
Total	$154,867,841	$—	$—	$154,867,841

Dynamic U.S. Opportunity Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$96,562,762	$—	$—	$96,562,762
Short-Term Investments	12,860,772	—	—	12,860,772
Total	$109,423,534	$—	$—	$109,423,534

The Funds did not hold any Level 3 securities during the period.

*	See each Fund’s Schedule of Investments for classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in either Fund’s December 31, 2021 tax returns.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2021

The Funds have identified their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments. For the years ended November 30, 2017 through November 30, 2018, the Funds’ jurisdictions included the state of Nebraska. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2021, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to:

	Purchases	Sales
DIOF	$34,249,302	$23,943,437
DUOF	42,599,838	38,972,030

4.	SECURITIES LENDING

The Funds have entered into a securities lending arrangement with BNP Paribas Inc. (the “Borrower”). Under the terms of the agreement, the Funds were authorized to loan securities to the Borrower. In exchange, the Funds received cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral was invested in short-term instruments as noted in the DIOF’s and DUOF’s Portfolio of Investments. Securities lending income is disclosed in the DIOF’s and DUOF’s Statement of Operations. Although risk was mitigated by the collateral, the Funds could have

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2021

experienced a delay in recovering their securities and possible loss of income or value if the Borrower failed to return such securities on loan.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be recognized by DIOF and DUOF. DIOF and DUOF have the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, the DIOF and DUOF are indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market.

The following table represents financial instruments that are subject to enforceable netting arrangements as of June 30, 2021.

				Gross Amounts not Offset in the
				Statements of Assets and Liabilities

			Net Amounts of Assets
	Gross Amount of	Gross Amounts offset	Presented in the
	Recognized	in the Statements of	Statements of Assets and	Financial	Cash Collateral	Net
	Assets	Assets and Liabilities	Liabilities	Instruments	Pledged	Amount
DIOF	$17,535,023	$—	$17,535,023	$17,535,023	$—	$—
DUOF	$9,055,904	$—	$9,055,904	$9,051,004	$4,900	$—

The following table breaks out the holdings pledged as collateral as of December 31, 2020:

Secured Borrowings

Securities Lending Transactions
Overnight and Continuous
DIOF
Morgan Stanley Institutional Liquidity - Treasury Portfolio	$17,535,023

DUOF
Cash	$4,900
Morgan Stanley Institutional Liquidity - Treasury Portfolio	9,051,004
$9,055,904

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Innealta Capital, LLC (the “Adviser”) serves as investment adviser to the Funds. Pursuant to an Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser,

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2021

each Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of such Fund’s average daily net assets.

For the six months ended June 30, 2021, the Adviser earned the following:

DIOF	DUOF
$592,022	$460,581

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until April 30, 2022, to waive a portion of its advisory fee and has agreed to reimburse DIOF and DUOF for other expenses to the extent necessary so that the total expenses incurred by such Fund (excluding any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) do not exceed the following:

	Class I	Class N
DIOF	1.24%	1.49%
DUOF	1.24%	1.49%

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement for a Fund, and such Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. If such Fund’s operating expenses subsequently exceed the expense limitation, the reimbursements for such Fund shall be suspended. Expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended June 30, 2021, the Adviser waived the following expenses:

DIOF	DUOF
$51,390	$83,010

The following amounts are subject to recapture by the Funds by the following dates:

	11/30/2021	11/30/2022	12/31/2022	12/31/2023
DIOF	$131,346	$171,466	$16,314	$130,063
DUOF	$189,768	$92,414	$7,000	$114,884

Distributor - The distributor for the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class N shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act to pay for ongoing distribution-related activities or shareholder services. Under the Plan, each Fund is permitted to pay a fee at an annual rate of 0.25% of the average daily net assets of Class N shares. For the six months ended June 30, 2021, pursuant to the Class N Plan, DIOF paid $12,074 in 12b-1 fees and DUOF paid $13,190 in 12b-1 fees.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2021

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	INVESTMENT IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions during the six months ended June 30, 2021 with affiliated companies are as follows:

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Gain	Appreciation	Period
35473P843	Franklin FTSE Australia ETF	$—	$1,596,384	$—	$—	$88,889	$1,685,273
35473P827	Franklin FTSE Canada ETF	—	1,750,599	—	—	305,408	2,056,007
35473P694	Franklin FTSE Switzerland ETF	—	4,912,905	—	—	434,586	5,347,491
35473P686	Franklin FTSE Taiwan ETF	—	2,730,776	—	—	312,949	3,043,725

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2021

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at June 30, 2021, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
DIOF	$132,869,055	$22,101,409	$(102,623)	$21,998,786
DUOF	91,878,576	17,652,768	(107,810)	17,544,958

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended December 31, 2020, the period ended December 31, 2019, and the year ended November 30, 2019 were as follows:

For the year ended December 31, 2020:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
DIOF*	$908,137	$—	$131,777	$1,039,914
DUOF	2,047,954	2,540,073	—	4,588,027

For the period ended December 31, 2019:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
DIOF*	$1,464,224	$—	$89,511	$1,553,735
DUOF	235,128	—	—	235,128

For the year ended November 30, 2019:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
DIOF*	$2,028,004	$—	$—	$2,028,004
DUOF	5,766,505	—	—	5,766,505

*	The difference between ordinary distributions paid from book and ordinary distributions paid from tax for DIOF relates to allowable foreign tax credits of $176,477 for fiscal year ended December 31, 2020, $36,713 for the fiscal period ended December 31, 2019, and $156,817 for fiscal year ended November 30, 2019 for DIOF, which have been passed through to the Fund’s underlying shareholders and are deemed dividends for tax purposes.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2021

As of December 31, 2020, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other		Total
	Ordinary	Long-Term	Carry	Book/Tax	Unrealized	Accumulated
Portfolio	Income	Capital Gains	Forwards	Differences	Appreciation	Earnings
DIOF	$—	$—	$(11,905,848)	$—	21,304,222	$9,398,374
DUOF	95,930	—	—	—	9,771,317	9,867,247

The difference between book basis and tax basis unrealized appreciation and accumulated net realized loss from security transactions is primarily attributable to the tax deferral of losses on wash sales.

At December 31, 2020, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	Utilized
DIOF	$7,230,065	$4.675,783	$11,905,848	$1,557,734
DUOF	—	—	—	1,007,906

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses resulted in reclassifications for DUOF for the fiscal year ended December 31, 2020 as follows:

	Paid In	Accumulated
Portfolio	Capital	Earnings
DIOF	$—	$—
DUOF	(1,931)	1,931

9.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

As of June 30, 2021, DIOF invested a portion of its assets in BlackRock Liquidity Funds T-Fund Portfolio (the “BlackRock Fund”). The BlackRock Fund is registered under the 1940 Act as an open-end management investment company. DIOF may redeem its investment from the BlackRock Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of DIOF will be directly affected by the performance of the BlackRock Fund. The financial statements of the BlackRock Fund, including the schedule of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2021, the percentage of DIOF net assets invested in the BlackRock Fund was 34.9%.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2021

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2021, beneficial ownership in excess of 25% for the Funds is as follows:

% of Outstanding
Beneficial Owner	Shares
DIOF
NFS	54.1%

DUOF
LPL Financial	29.1%

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The Dynamic Funds
EXPENSE EXAMPLES (Unaudited)
June 30, 2021

As a shareholder of Dynamic International Opportunity Fund and Dynamic U.S. Opportunity Fund, you incur two types of costs: (1) transaction costs including redemption fees; and (2) ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Dynamic International Opportunity Fund and Dynamic U.S. Opportunity Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 through June 30, 2021.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period *	During Period **
Actual	1/1/2021	6/30/2021	1/1/21-6/30/21	1/1/21-6/30/21
Dynamic International Opportunity Fund
Class I	$1,000.00	$1,050.90	$6.31	1.24%
Class N	1,000.00	1,050.10	7.57	1.49%
Dynamic U.S. Opportunity Fund
Class I	$1,000.00	$1,108.00	$6.48	1.24%
Class N	1,000.00	1,107.70	7.79	1.49%
Hypothetical (5% return before Expenses)
Dynamic International Opportunity Fund
Class I	$1,000.00	$1,018.65	$6.21	1.24%
Class N	1,000.00	1,017.41	7.45	1.49%
Dynamic U.S. Opportunity Fund
Class I	$1,000.00	$1,018.65	$6.21	1.24%
Class N	1,000.00	1,017.41	7.45	1.49%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	Annualized.

The Dynamic Funds
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2021

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 14, 2020, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreement between the Trust, on behalf of the Dynamic International Opportunity Fund (“Dynamic International”) and the Dynamic U.S. Opportunity Fund (“Dynamic U.S.” and together with Dynamic International, the “Dynamic Funds”) and Innealta Capital, LLC (“Innealta”) (the “Innealta Advisory Agreement”).

Based on their evaluation of the information provided by Innealta in conjunction with each Dynamic Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Innealta Advisory Agreement with respect to each Dynamic Fund.

In advance of the Meeting, the Board requested and received materials to assist them in considering the renewal of the Innealta Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Innealta Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Innealta Advisory Agreement and comparative information relating to the advisory fee and other expenses of each of the Dynamic Funds. The materials also included due diligence materials relating to Innealta (including due diligence questionnaires completed by Innealta, select financial information of Innealta, bibliographic information regarding Innealta’s key management and investment advisory personnel, and comparative fee information relating to each of the Dynamic Funds) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the Innealta Advisory Agreement with respect to each of the Dynamic Funds. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Innealta Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Innealta Advisory Agreement. In considering the approval of the renewal of the Innealta Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board then reviewed materials provided by Innealta related to the approval of the renewal of the Innealta Advisory Agreement, including Innealta’s

The Dynamic Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2021

Form ADV and related schedules, a description of the manner in which investment decisions are made and executed, a review of the personnel performing services for each of Dynamic U.S. and Dynamic International, including the team of individuals that primarily monitor and execute the investment process. The Board discussed the extent of Innealta’s research capabilities, the quality of Innealta’s compliance infrastructure and the experience of its management personnel. The Board noted the recent hiring of Dr. Glenn Freed as an investment strategist and portfolio manager for the Dynamic Funds. Additionally, the Board received satisfactory responses from the representative of Innealta with respect to a series of important questions, including: whether Innealta was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Dynamic U.S. and Dynamic International; whether there were procedures in place to adequately allocate trades among its respective clients; and whether Innealta’s CCO would routinely review the portfolio managers’ performance of their duties to ensure compliance under Innealta’s compliance program. The Board also reviewed the information provided on the practices for monitoring compliance with each of Dynamic U.S.’s and Dynamic International’s investment limitations. The Board also discussed details of Innealta’s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust continued to represent that Innealta’s policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted Innealta’s representation that the prospectus and statement of additional information for Dynamic U.S. and Dynamic International accurately describe the investment strategies Dynamic U.S. and Dynamic International. The Board then reviewed the capitalization of Innealta based on financial information provided, and representations made by Innealta and its representatives, and concluded that Innealta was sufficiently well-capitalized, or Innealta’s owners had the ability to make additional contributions in order to meet its obligations to each of Dynamic U.S. and Dynamic International. The Board concluded that Innealta had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Innealta Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Innealta to each of Dynamic U.S. and Dynamic International were satisfactory.

Performance. The Board then discussed the reports prepared by Broadridge and reviewed the performance of Dynamic U.S. and Dynamic International as compared to its respective peer group, Morningstar category and benchmark for the one year, three year, five year and since inception periods ended August 31, 2020. The Board noted that Dynamic International outperformed the peer group median, Morningstar category median and its benchmark (the MSCI ACWI ex USA Index (USD)) for the one year and five year periods, outperformed the Morningstar category median and its benchmark but underperformed its peer group median for the three year period, and underperformed the peer group median, Morningstar category median and its benchmark for the since inception period. The Board noted Dynamic International’s tactical approach and lower risk profile and improved performance over the last year. Regarding Dynamic U.S., the Board noted that Dynamic U.S. outperformed its peer group median and Morningstar category median (the Tactical Allocation category) for all periods but underperformed its benchmark (the S&P 500 Total Return Index) for all periods. The Board

The Dynamic Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2021

noted the portfolio managers’ ability to manage risk and the recent addition of investment team personnel. After further discussion, the Board concluded that each of Dynamic U.S.’s, and Dynamic International’s past performance was acceptable and generally in line with its risk level.

Fees and Expenses. As to the costs of the services to be provided by Innealta, the Board reviewed and discussed each of Dynamic U.S.’s and Dynamic International’s advisory fee and total operating expenses as compared to its peer group and its Morningstar category as presented in the Morningstar Reports. The Board reviewed the contractual arrangements, noting that Innealta charges an advisory fee at an annual rate of 1.00% of the average daily net assets of each of Dynamic U.S. and Dynamic under the Innealta Advisory Agreement. The Board noted that the advisory fee for Dynamic International was at the high end of its peer group and Morningstar category while the advisory fee for Dynamic U.S. was slightly above the Morningstar category median and equal to the peer group median. The Board also reviewed the net expenses for each of Dynamic U.S. and Dynamic International as compared to its peer group and Morningstar category noting that higher acquired fund fees and expenses and Fund assets under management well below the Morningstar category median and many of its peer group likely contributed to higher net expenses for Dynamic International. The Board noted that Dynamic International was likely not benefiting from economies of scale like some of its peers. The Board then reviewed the Operating Expenses Limitation Agreement noting that Innealta had agreed to waive or limit its advisory fee and/or reimburse expenses at least until April 30, 2022, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.49% and 1.24% of Dynamic U.S. and Dynamic International’s average net assets for, Class N and Class I Shares, respectively and found such arrangements to be beneficial to shareholders. The Board concluded that, based on Innealta’s experience, expertise and services provided to each of Dynamic U.S. and Dynamic International, the advisory fee charged by Innealta for each of Dynamic U.S. and Dynamic International was not unreasonable and, while the advisory fee for Dynamic International was the highest in its peer group and Morningstar category, it was close to the upper range of funds in its peer group and Morningstar category.

Profitability. The Board also considered the level of profits that could be expected to accrue to Innealta with respect to each of Dynamic U.S. and Dynamic International based on profitability reports and analyses prepared by Innealta and reviewed by the Board and the selected financial information of Innealta provided by Innealta. After review and discussion, the Board concluded that the anticipated profit from Innealta’s relationship with each of Dynamic U.S. and Dynamic International was not excessive.

Economies of Scale. As to the extent to which each of Dynamic U.S. and Dynamic International would realize economies of scale as it grew, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of each of Dynamic U.S. and Dynamic International, Innealta’s expectations for growth of each of Dynamic U.S. and Dynamic International, and concluded that any material economies of scale would not be achieved in the near term.

The Dynamic Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2021

Conclusion. Having requested and received such information from Innealta as the Board believed to be reasonably necessary to evaluate the terms of the Innealta Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees voting separately, determined that (a) the terms of the Innealta Advisory Agreement are not unreasonable with respect to each of the Dynamic Funds; (b) the investment advisory fee payable for each of the Dynamic Funds pursuant to the Innealta Advisory Agreement is not unreasonable; and (c) the Innealta Advisory Agreement is in the best interests of each of the Dynamic Funds and its respective shareholders. In considering the renewal of the Innealta Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of the Innealta Advisory Agreement was in the best interest of each of the Dynamic Funds and its respective shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Innealta Advisory Agreement.

Privacy Policy

Rev. May 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-631-490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-USE-ETFS or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Innealta Capital, LLC
12117 FM 2244, Building 3, Suite 170
Austin, Texas 78738

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022	Dynamic-SAR-21

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rhoades is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/3/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/3/21

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/ Treasurer

Date 9/3/21